Document and Entity Information	Aug. 09, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	WILSHIRE VARIABLE INSURANCE TRUST
Entity Central Index Key	0001026708
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 09, 2019
Document Effective Date	Aug. 09, 2019
Prospectus Date	Apr. 30, 2019